Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Reinsurance Premiums

(in millions)	2011	2010	2009
Direct written premiums	$1,261.3	$1,283.2	$1,840.0
Reinsurance ceded to other companies	(473.0)	(431.4)	(567.5)
Reinsurance assumed from other companies	283.5	243.9	148.9

Net written premiums	$1,071.8	$1,095.7	$1,421.4

Direct earned premiums	$1,267.6	$1,424.9	$1,775.9
Reinsurance ceded to other companies	(457.5)	(465.0)	(577.4)
Reinsurance assumed from other companies	271.9	251.7	216.4

Net earned premiums	$1,082.0	$1,211.6	$1,414.9

Percentage of reinsurance assumed to net earned premiums	25.1%	20.8%	15.3%